Commitments - Schedule of Maturities of Operating Lease Liabilities (Details)	Jun. 30, 2026 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2027	$ 182,156
2028	43,595
Total undiscounted cash flows	225,751
Less: imputed interest	5,986
Present value of lease liabilities	$ 219,765